Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FT Vest International Equity Moderate Buffer ETF - December | FT Vest International Equity Moderate Buffer ETF - December
Prospectus [Line Items]
Annual Return [Percent]	14.55%	(6.59%)	5.04%